Classification of operating expenses by nature (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Analysis of income and expense [abstract]
Personnel expenses	$ 6,692	$ 7,933	$ 19,654	$ 25,834
Depreciation and amortization	2,148	833	3,862	2,480
Depreciation of right-of-use assets	364	366	940	1,610
Taxes and dues	4,808	1,912	13,090	5,958
Fees and commissions	31,573	28,229	86,828	88,124
Advertising expenses	13,319	7,829	37,301	30,975
Other expenses	1,937	577	5,517	1,721
Total	$ 60,841	$ 47,679	$ 167,192	$ 156,702